SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2025
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS [Text Block]
NOTE 8 -
SUBSEQUENT EVENTS

The Company evaluated subsequent events and transactions that occurred after the financial position date up to the date that the financial statements were issued (August 12, 2025). Based upon this review, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the financial statements, except as disclosed below.

A.
Appointment to Board and Loan Agreement

On July 6, 2025, the Company entered into loan agreement (the “Loan Agreement”) with L.I.A. Pure Capital Ltd. (the “Lender”), under which the Company received US$1,000 thousand (approximately $1,364) on July 9, 2025  (the “First Loan Tranche”) and may receive an additional US$1,000 thousand no later than 60 days from the signing of the Loan Agreement, or by September 4, 2025 (the “Second Loan Tranche” and together with the First Loan Tranche, the “Loan”), subject to certain conditions, which including (i) registration of a pledge in favor of the Lender and (ii) publication of a prospectus for a capital raising with Aegis Capital Corp. serving as underwriter (the “Underwriter”).

The Loan bears an annual interest at a rate of 8% plus VAT and is repayable in full, including accrued interest, by June 30, 2026. In the event of non-repayment by June 30, 2026, default interest at a rate of 15% per annum plus VAT on the unpaid balance will apply. The Loan is secured by a pledge over 100% of the issued and outstanding shares of IMC Holdings, with the pledged shares held directly by the Company. The pledge was registered on July 7, 2025. Pursuant to the Loan Agreement, the Company will not issue new shares or commit to issue new shares, except for under certain circumstances as defined under the Loan Agreement.

The Company further committed to making its best efforts to raise at least US$3,000 thousand within 60 days of signing the Loan Agreement through an underwritten offering with the Underwriter. If the Company raises US$4,000 thousand or more, the Lender will not be obligated to provide the Second Loan Tranche. If the Company raises US$5,000 thousand or more, the Lender may exercise an acceleration right, requiring the Company to repay the entire outstanding loan within 45 business days of receipt of a written notice.

The Loan Agreement also grants the Lender (i) certain acceleration rights of the repayment of the outstanding Loan balance, in whole or in part, in the event of specified events, including enforcement proceedings or insolvency-related actions and (ii) the right to recommend a director to be appointed to the Board.

B.
Private placement offering

On July 30, 2025 (the “Closing Date”), the Company closed a private placement offering through issuance of 2,050,000 units (each a “Unit”) for gross proceeds of US$ 4,100 thousand (approximately $5,623). Each Unit was sold at a price of C$2.74 per Unit and consisted of (i) one common share of the Company, no par value per share (the “Common Shares”) or one common share pre-funded warrant in lieu thereof (the “Pre-Funded Warrants”) and (ii) one common share purchase warrant (the “Warrant Share”).

Each Warrant Share entitles its holder to purchase one Common Share at an exercise price of $3.43 per Warrant Share over a period of 60 months from its issuance.

Each Pre-Funded Warrant entitles its holder to purchase one Common Share at an exercise price of $0.00001 per Pre-Funded Share upon issuance and may be exercised at any time until exercised in full.

Pursuant to the Subscription Agreement, the Company has agreed to file a resale registration statement on Form F-3 (or other available form) (the “Registration Statement”) providing for the resale by the purchasers of the Common Shares, the Warrant Shares, the Pre-Funded Shares and the Finder’s Warrant Shares (as defined below) within 30 calendar days of the Closing Date. The Company also agreed to use commercially reasonable efforts to cause such Registration Statement to become effective as soon as practicable, but in no event later than the date, which shall be either: (i) in the event that the U.S. Securities and Exchange Commission does not review the Registration Statement, 60 calendar days after the Closing Date, or (ii) in the event that the U.S. Securities and Exchange Commission reviews the Registration Statement, 90 days after the Closing Date.

In connection with the Offering, on July 31, 2025, the Company entered into a Consulting Agreement (the “Consulting Agreement”) with Pure Equity Ltd. (“Pure Equity”), pursuant to which Pure Equity provided the Company with consulting services related to the Offering. In consideration of the consulting services, the Company issued to Pure Equity a warrant (the “Finder’s Warrant”) to purchase up to 140,000 common shares of the Company (the “Finder’s Warrant Shares”) at an exercise price of US$2.50 per Finder’s Warrant Share over a period of 60 months following its issuance. In addition, pursuant to the Consulting Agreement, Pure Equity is entitled to a one-time cash payment of $260, plus applicable taxes.

C.
Credit facilities

On July 16, 2025, Rosen entered into a loan agreement with a non-financial institution in the amount of NIS 500 thousand (approximately $202) which bears interest at an annual rate of 17% and shall be matured 12 months from the signing date of the loan agreement.